UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2011"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 635 KNIGHT WAY
"        STANFORD, CA 94305"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, STANFORD, CA  NOVEMBER 09, 2011. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			10

"Form13F Information Table Value Total:     $137,562 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
NUVEEN          		670928100 777	     79,900SH	SOLE	   79,900
ISHARES TR RUSSELL 2000 INDEX	464287655 5,978      92,997SH	SOLE	   92,997
ISHARES TR S&P 500 INDEX FD	464287200 21,048    185,138SH	SOLE	  185,138
ISHARES TR MSCI EMERGING MKTS	464287234 11,549    329,068SH	SOLE	  329,068
TR MSCI EAFE INDEX FD 		464287465 6,885     144,091SH	SOLE      144,091
COBALT INTERNATIONAL            19075F106 72,264  9,372,744SH   SOLE    9,372,744
GOOGLE INC                      38259P508 8,449      16,404SH   SOLE       16,404
NORTHSTAR REALTY CORP           66704R100 114        34,474SH   SOLE       34,474
QUINSTREET INC                  74874Q100 2,036     196,745SH   SOLE      196,745
YOUKU COM INC                   98742U100 8,462     517,259SH   SOLE      517,259